SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Project Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Project assets	$ 51,127	$ 8,221,927
Module Cost [Member]
Project assets	0	2,227,804
Development [Member]
Project assets	$ 51,127	$ 5,994,123